Revenue Recognition (Schedule Of Disaggregated Revenue) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregated revenue	$ 1,223,524
Net revenue	1,197,562
Roto-Rooter [Member]
Disaggregated revenue	592,007
Net revenue	585,086
Roto-Rooter [Member] | Short-Term Core Service Jobs [Member]
Disaggregated revenue	421,790
Roto-Rooter [Member] | Water Restoration [Member]
Disaggregated revenue	101,784
Roto-Rooter [Member] | Contractor Revenue [Member]
Disaggregated revenue	50,093
Roto-Rooter [Member] | Franchise Fees [Member]
Disaggregated revenue	6,382
Roto-Rooter [Member] | Other [Member]
Disaggregated revenue	11,958
Roto-Rooter [Member] | Implicit Price Concessions And Credit Memos [Member]
Disaggregated revenue	$ (6,921)